27. Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Operatings Costs And Expenses [Abstract]
Schedule of operating cost and expences
	2020				2019
	Cost of services rendered and goods sold	Marketing expenses	General and administrative expenses	Total	Cost of services rendered and goods sold	Marketing expenses	General and administrative expenses	Total

	(7,996,615)	(4,443,027)	(1,673,290)	(14,112,932)	(7,433,731)	(4,986,289)	(1,717,859)	(14,137,879)

Personnel	(58,024)	(632,231)	(321,967)	(1,012,222)	(53,392)	(624,353)	(392,984)	(1,070,729)
Outsourced services	(587,835)	(1,743,644)	(538,584)	(2,870,063)	(569,242)	(2,041,646)	(512,643)	(3,123,531)
Interconnection and connection media	(1,672,655)	-	-	(1,672,655)	(1,419,464)	-	-	(1,419,464)
Depreciation and amortization	(4,569,064)	(247,666)	(710,282)	(5,527,012)	(4,132,223)	(256,898)	(739,860)	(5,128,981)
Taxes, fees and contributions	(28,675)	(761,152)	(23,809)	(813,636)	(32,120)	(817,369)	(18,846)	(868,335)
Rentals and reinsurance	(316,650)	(107,550)	(15,753)	(439,953)	(291,302)	(121,795)	(20,590)	(433,687)
Cost of goods sold	(756,060)	-	-	(756,060)	(931,818)	-	-	(931,818)
Advertising	-	(377,184)	-	(377,184)	-	(355,234)	-	(355,234)
Losses on doubtful accounts (note 6)	-	(552,817)	-	(552,817)	-	(748,291)	-	(748,291)
Other	(7,652)	(20,783)	(62,895)	(91,330)	(4,170)	(20,703)	(32,936)	(57,809)

	2018
	Cost of services provided and goods sold	Marketing expenses	General and administrative expenses	Total

	(7,701,418)	(4,970,780)	(1,608,319)	(14,280,517)

Personnel	(36,514)	(637,177)	(357,878)	(1,031,569)
Third-party services	(518,762)	(2,169,624)	(451,990)	(3,140,376)
Interconnection and means of connection	(2,513,176)	-	-	(2,513,176)
Depreciation and amortization	(3,119,954)	(162,804)	(671,562)	(3,954,320)
Taxes, fees and contributions	(31,754)	(866,197)	(18,333)	(916,284)
Rent and insurance	(591,226)	(146,877)	(67,387)	(805,490)
Cost of goods sold	(883,912)	-	-	(883,912)
Publicity and advertising	-	(421,588)	-	(421,588)
Losses on doubtful accounts	-	(544,881)	-	(544,881)
Other	(6,120)	(21,632)	(41,169)	(68,921)